Results by business segment (Tables)	9 Months Ended
Jul. 31, 2022
Text Block [Abstract]
Disclosure of operating segments

	For the three months ended July 31, 2022
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$3,655	$960	$–	$188	$1,136	$(49)	$5,890
Non-interest income	1,527	2,695	1,233	394	513	(120)	6,242
Total revenue	5,182	3,655	1,233	582	1,649	(169)	12,132
Provision for credit losses	324	13	–	(3)	6	–	340
Insurance policyholder benefits, claims and acquisition expense	–	–	850	–	–	–	850
Non-interest expense	2,130	2,618	139	374	1,123	2	6,386
Income (loss) before income taxes	2,728	1,024	244	211	520	(171)	4,556
Income taxes (recoveries)	705	247	58	47	41	(119)	979
Net income	$2,023	$777	$186	$164	$479	$(52)	$3,577
Non-interest expense includes:
Depreciation and amortization	$239	$227	$14	$47	$126	$3	$656

	For the three months ended July 31, 2021
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management (3)	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1), (3)	Total
Net interest income (2)	$3,206	$682	$–	$127	$1,122	$(85)	$5,052
Non-interest income	1,445	2,691	1,754	390	1,341	83	7,704
Total revenue	4,651	3,373	1,754	517	2,463	(2)	12,756
Provision for credit losses	(179)	(21)	–	(3)	(337)	–	(540)
Insurance policyholder benefits, claims and acquisition expense	–	–	1,304	–	–	–	1,304
Non-interest expense	1,998	2,434	155	401	1,363	69	6,420
Income (loss) before income taxes	2,832	960	295	119	1,437	(71)	5,572
Income taxes (recoveries)	719	216	61	31	308	(59)	1,276
Net income	$2,113	$744	$234	$88	$1,129	$(12)	$4,296
Non-interest expense includes:
Depreciation and amortization	$236	$216	$15	$50	$125	$1	$643

	For the nine months ended July 31, 2022
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$10,118	$2,485	$–	$499	$3,558	$(225)	$16,435
Non-interest income	4,606	8,388	2,866	1,221	3,249	(347)	19,983
Total revenue	14,724	10,873	2,866	1,720	6,807	(572)	36,418
Provision for credit losses	177	(29)	–	(3)	(43)	1	103
Insurance policyholder benefits, claims and acquisition expense	–	–	1,667	–	–	–	1,667
Non-interest expense	6,167	7,843	431	1,192	3,945	(178)	19,400
Income (loss) before income taxes	8,380	3,059	768	531	2,905	(395)	15,248
Income taxes (recoveries)	2,149	737	179	128	601	(471)	3,323
Net income	$6,231	$2,322	$589	$403	$2,304	$76	$11,925
Non-interest expense includes:
Depreciation and amortization	$704	$683	$43	$146	$373	$7	$1,956

	For the nine months ended July 31, 2021
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management (3)	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1), (3)	Total
Net interest income (2)	$9,452	$2,014	$–	$305	$3,442	$(272)	$14,941
Non-interest income	4,289	7,838	4,099	1,311	4,447	392	22,376
Total revenue	13,741	9,852	4,099	1,616	7,889	120	37,317
Provision for credit losses	21	(52)	–	(7)	(487)	(1)	(526)
Insurance policyholder benefits, claims and acquisition expense	–	–	2,859	–	–	–	2,859
Non-interest expense	5,891	7,211	444	1,177	4,272	346	19,341
Income (loss) before income taxes	7,829	2,693	796	446	4,104	(225)	15,643
Income taxes (recoveries)	2,015	625	174	115	837	(281)	3,485
Net income	$5,814	$2,068	$622	$331	$3,267	$56	$12,158
Non-interest expense includes:
Depreciation and amortization	$689	$654	$44	$146	$376	$3	$1,912

(1)	Taxable equivalent basis.
(2)	Interest revenue is reported net of interest expense as we rely primarily on net interest income as a performance measure.
(3)	Effective Q4 2021, gains (losses) on economic hedges of our U.S. share-based compensation plans, which are reflected in revenue, and related variability in share-based compensation expense driven by changes in the fair value of liabilities relating to our U.S. share-based compensation plans have been reclassified from our Wealth Management segment to Corporate Support. Comparative amounts have been reclassified to conform with this presentation.
Total assets and total liabilities by business segment

	As at July 31, 2022
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets	Corporate Support	Total

Total assets	$590,955	$155,144	$22,342	$256,579	$759,763	$57,309	$1,842,092
Total liabilities	590,888	155,549	22,860	256,550	759,894	(47,647)	1,738,094

	As at October 31, 2021
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets	Corporate Support	Total
Total assets	$549,702	$148,990	$22,724	$240,055	$692,278	$52,574	$1,706,323
Total liabilities	549,619	149,096	22,966	239,960	691,767	(45,847)	1,607,561